Intangible assets	9 Months Ended
Sep. 30, 2020
Intangible assets
Intangible assets

Note 6 – Intangible assets

Intangible assets of DKK 75.2 million recognized as at September 30, 2020 as compared to DKK 2.5 million as of December 31, 2019. The increase is primarily related to the acquisition of the Valeritas business (DKK 82.1 million) described in note 20 on business combinations.